Revenue from Contracts with Customers - Contract Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Receivables from contracts with customers	$ 360,200	$ 381,000
Unearned revenues	$ 20,169	$ 21,979
Revenue satisfaction of monthly storage and handling services	30 days